Finance Expense, Net (Tables)	12 Months Ended
Dec. 31, 2018
Finance Expense, Net
Schedule of finance (expense) income, net

	2018		2017		2016
Interest expense (1)	Ps.	(9,707,324)	Ps.	(9,245,671)	Ps.	(8,497,919)
Foreign exchange loss, net (2)		—		—		(2,490,296)
Other finance expense, net (3)		(859,642)		—		(43,370)
Finance expense		(10,566,966)		(9,245,671)		(11,031,585)
Interest income (4)		1,567,100		2,268,711		1,499,473
Foreign exchange gain, net (2)		220,149		768,923		—
Other finance income, net (3)		—		903,204		—
Finance income		1,787,249		3,940,838		1,499,473
Finance expense, net	Ps.	(8,779,717)	Ps.	(5,304,833)	Ps.	(9,532,112)
(1)	In 2017, interest expense include fees for the prepayment in full of the Senior Notes due 2018, in the amount of Ps.158,496 (see Note 13).
(2)

In 2018, 2017 and 2016, foreign exchange gain or loss, net, included: (i) foreign exchange gain or loss resulted primarily from the appreciation or depreciation of the Mexican peso against the U.S. dollar on the Group’s U.S. dollar-denominated monetary liability position, excluding long-term debt designated as hedging instrument of the Group’s investments in UHI and Open Ended Fund, during the years ended December 31, 2018, 2017 and 2016; and (ii) foreign exchange gain or loss resulted primarily from the appreciation or depreciation of the Mexican peso against the U.S. dollar on the Group’s U.S. dollar-denominated monetary asset position during the years ended December 31, 2018, 2017 and 2016 (see Notes 2 (e), 4 and 13). The exchange rate of the Mexican peso against the U.S. dollar as of December 31, 2018, 2017 and 2016 was of Ps.19.6730, Ps.19.7051 and Ps.20.6356, respectively.

(3)	In 2018, 2017 and 2016, other finance income or expense, net, included gain or loss from derivative financial instruments (see Note 14).
(4)

In 2018, 2017 and 2016, included primarily interest income from cash equivalents and temporary investments. In 2017 and 2016, also included interest income of certain temporary investments at FVIL in the amount of Ps.787,298 and Ps.395,462, respectively, which were classified as investments at FVOCIL beginning on January 1, 2018, in connection with the adoption on that date, of IFRS 9.